SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments
Short-term investments	$ 42,377	$ 76,009
Total Loss	(48)
Recurring | Level 1
Fair Value of Financial Instruments
Cash equivalents	35,001	42,384
Total	35,001	42,384
Recurring | Level 2
Fair Value of Financial Instruments
Short-term investments	42,377	76,009
Total	42,377	76,009
Recurring | Total
Fair Value of Financial Instruments
Cash equivalents	35,001	42,384
Short-term investments	42,377	76,009
Total	$ 77,378	$ 118,393